General information and significant accounting policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
General information and significant accounting policies
Company
Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us” or the “Company”) is a company formed for the purpose of acquiring and operating the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.
As of December 31, 2015, the Company owned 25 vessels consisting ten Kamsarmax vessels, 15 Ultramax vessels and has ordered 24 newbuilding drybulk carriers, which it intends to operate. As of December 31, 2015 the Company has classified eight Capesize vessels as held for sale.
Our vessels are commercially managed by Scorpio Commercial Management S.A.M. (“SCM”), which is majority owned by the Lolli-Ghetti family of which, Emanuele Lauro, our Chairman and Chief Executive Officer is a member. SCM’s services include securing employment, in pools, in the spot market and on time charters.
Our vessels are mainly technically managed by Scorpio Ship Management S.A.M. (“SSM”), which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited (“SSH”), which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, the provision of administrative staff and office space, and the reimbursement of any direct or indirect expenses that they incur in providing these services.
Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for the fair presentation of results. Certain reclassifications have been made to prior year Voyage expenses - related party and General and administrative expense - related party included in the Consolidated Statement of Operations to conform to current year presentation.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Reverse stock split
On December 31, 2015, the Company effected a one-for-twelve reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Going concern
The Company’s revenue is derived from time charter revenue, voyage revenue and pool revenue. The bulker shipping industry is volatile and has been experiencing a sustained cyclical downturn. If the downturn continues, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older, they generally decline in value. If the fair market value of vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt and obtain additional financing. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

As described in Note 7, the Company has commitments to pay for its vessels currently under construction that exceed the amount of financing presently secured for these. If the Company is not able to borrow additional funds, raise other capital or utilize available cash on hand, it may not be able to acquire these newbuilding vessels, which could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.
Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements represent the consolidation of the accounts of Scorpio Bulkers Inc. and its subsidiaries in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosures of contingent assets, liabilities, revenues and expenses.
In addition to the estimates noted above, significant estimates include vessel valuations, useful life of vessels, and residual value of vessels.
Revenue recognition
Vessel revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, and other sales-related or value added taxes.
Vessel revenue is comprised of either time charter revenue, voyage revenue and/or pool revenue.

(1)	Time charter revenue is recognized ratably as services are performed based on the daily rates specified in the time charter contract. We do not recognize revenue when a vessel is off hire.

(2)
Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. Revenue from voyage charter agreements is recognized on a pro rata basis based on the relative transit time in each period. The period over which voyage revenues are recognized commences at the time the vessel departs from its last discharge port and ends at the time the discharge of cargo at the next discharge port is completed. We do not begin recognizing revenue until a charter has been agreed to by the customer and us, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Estimated losses on voyages are provided for in full at the time such losses become evident. In the application of this policy, we do not begin recognizing revenue until (i) the amount of revenue can be measured reliably, (ii) it is probable that the economic benefits associated with the transaction will flow to the entity, (iii) the transactions’ stage of completion at the balance sheet date can be measured reliably and (iv) the costs incurred and the costs to complete the transaction can be measured reliably.

(3)
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points (vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics are taken into consideration); and

•	the number of days the vessel participated in the pool in the period.
We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue.
Voyage expenses
Voyage expenses, which primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, as well as brokerage commissions and miscellaneous voyage expenses that the Company is unable to recoup under time charter and pool arrangements, are expensed as incurred.
Charterhire expense
Charterhire expense is the amount we pay the owner for time chartered-in vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.
Operating leases
Costs in respect of operating leases are charged to the Consolidated Statement of Operations on a straight line basis over the lease term.
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred.
Additionally, these costs include technical management fees that we pay to SSM (See Note 13). Pursuant to an agreement, or the Master Agreement, SSM provides us with technical services, and we provide them with the ability to subcontract technical management of our vessels with our approval.
Foreign currencies
The individual financial statements of Scorpio Bulkers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Bulkers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is included in the Consolidated Statement of Operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences are included in the Consolidated Statement of Operations.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.
Inventories
Inventories, which are included in prepaid expenses and other current assets in the Consolidated Balance Sheet, consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.
Assets held for sale
Assets held for sale include vessels and contracts for the construction of vessels and are classified in accordance with ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:

•	management commits to a plan to sell the property;

•	it is unlikely that the disposal plan will be significantly modified or discontinued;

•	the property is available for immediate sale in its present condition;

•	actions required to complete the sale of the property have been initiated;

•	sale of the property is probable and we expect the completed sale will occur within one year; and

•	the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.
Vessels, net
Vessels, net is stated at historical cost less accumulated depreciation. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel and expenditures made to prepare the vessel for its initial voyage. The Company also capitalizes interest costs for a vessel under construction as a cost which is directly attributable to the acquisition cost of a vessel. Vessels are depreciated on a straight-line basis over their estimated useful lives, determined to be 25 years from the date the vessel is ready for its first voyage. Depreciation is based on cost less the estimated residual value which is the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates at the balance sheet date with changes accounted for in the period of change and in future periods. The Company believes that a 25-year depreciable life for its vessels is consistent with that of other ship owners and with its economic useful life. An increase in the useful life of the vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of the vessel or in its residual value would have the effect of increasing the annual depreciation charge. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, or when the cost of complying with such regulations is not expected to be recovered, we will adjust the vessel’s useful life to end at the date such regulations preclude such vessel’s further commercial use. The carrying value of the Company’s vessels does not represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below our carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets held for use.”
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.
Deferred drydocking costs
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed. The Company had no drydocking activity during the years ended December 31, 2015, 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013.
We only include in deferred drydocking those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard; cost of travel, lodging and subsistence of personnel sent to the drydocking site to supervise; and the cost of hiring a third party to oversee the drydocking. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
Other assets
Other assets consist primarily of deferred financing costs relating to loan facilities that have not yet been drawn down. As the loan facilities are drawn down, the related portion of costs incurred relating to such facilities will be reclassified to deferred financing costs and amortized over the life of the related debt using the effective interest rate method.
Impairment of long-lived assets held for use
In accordance with ASC subtopic 360-10, Property, Plant and Equipment, long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the fair value of the asset as estimated using a cash flow model. Long-lived assets to be disposed of are reporting at the lower of carrying amount or fair value less costs to sell.
On December 31, 2015, the Company performed impairment tests of the Company’s vessels due to the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for each of the Company’s vessels to determine if the assets were impaired. In developing its estimates of undiscounted cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the most significant assumptions relating to (i) charter rates on expiry of existing charters, which are based on the current fixing applicable to five-year time charter rates and thereafter, a reversion to the ten-year historical average for each category of vessel (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost, (v) estimated useful life which is assessed as a total of 25 years and (vi) estimated scrap values. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.
The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount.
No impairment charges were recorded on the Company’s long-lived assets held for use as at December 31, 2015 and 2014 based on the assumptions made, the expected undiscounted future cash flows exceeding the vessels’ carrying amounts.
Fair value of financial instruments
Substantially all of the Company’s financial instruments are carried at fair value or amounts approximating fair value. Cash and cash equivalents, amounts due to / from charterers, accounts payable and long-term debt, are carried at market value or estimated fair value.
Deferred financing costs, net
Deferred financing costs, included in other assets, consist of fees, commissions and legal expenses associated with obtaining loan facilities, amending existing loan facilities and write downs of deferred financing cost. These costs are amortized over the life of the related debt using the effective interest rate method and are included in interest expense. Amortization was $1,988 and $150, respectively for years ended December 31, 2015 and 2014. There was no such amortization expense in 2013. Deferred financing costs of $14,935 and $3,331, and accumulated amortization was $2,128 and $150 as of December 31, 2015 and 2014, respectively. Amortization for the next 5 years based on balances as of December 31, 2015 are $2,982 in 2016, $2,789 in 2017, $2,599 in 2018, $2,181 in 2019 and $1,559 in 2020.
The Company wrote off $16,085 and $585 during the years ended December 31, 2015 and 2014, respectively, associated with the portion of deferred financing costs accumulated on credit facilities for which the commitments were reduced pursuant to the removal from the facility certain vessels that have been sold or designated as held for sale.
Earnings per share
Basic earnings per share is determined by dividing the net income (loss) by the weighted average number of common shares outstanding, while diluted earnings per share is determined by dividing net income (loss) by the average number of common stock adjusted for the dilutive effect of common stock equivalents by application of the treasury stock method. Common stock equivalents are excluded from the diluted calculation if their effect is anti-dilutive.
Share-based Compensation
We follow ASC Subtopic 718-10, Compensation-Stock Compensation, for restricted stock issued under our equity incentive plans. Share-based compensation expense requires measurement of compensation cost for shared based awards at fair value and recognition of compensation cost over the vesting period, net of estimated forfeitures. The restricted stock awards granted to our employees and directors have graded vesting schedules and contain only service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.
The fair value of restricted stock awards is based on the fair value of the Company’s common stock on the grant date.
Income tax
Scorpio Bulkers Inc. and its subsidiaries are incorporated in the Republic of the Marshall Islands and the Cayman Islands, and in accordance with the income tax laws of the Marshall Islands and the Cayman Islands, are not subject to Marshall Islands or Cayman Islands income tax. We are also exempt from income tax in other jurisdictions including the United States of America due to tax treaties or domestic tax laws; therefore, we will not have any tax charges, benefits, or balances.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk are amounts due from charterers and from related parties. With respect to balances due from the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool (see Note 13), the Company, through SCM, limits its credit risk by performing ongoing credit evaluations and, when deemed necessary, requires letters of credit, guarantees or collateral.  The Company earned 40.8%, 42.5% and 7.9% of its revenues (including commissions from SCM) from three customers during the year ended December 31, 2015. The Company earned 71.4% and20.8% of its revenues (including commissions from SCM) from two customers during the year ended December 31, 2014. Management does not believe significant risk exists in connection with the Company’s concentrations of credit at December 31, 2015.
At December 31, 2015, the Company maintains all of its cash and cash equivalents with eight financial institutions.  None of the Company’s cash and cash equivalent balances are covered by insurance in the event of default by these financial institutions.
Interest rate risk
The Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our operating margins, results of operations and our ability to service our debt.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments.
We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.
Current economic conditions make forecasting difficult, and there is the possibility that our actual trading performance during the coming year may be materially different from expectations. Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to newbuilding installments, debt service obligations and charterhire commitments) for a period of at least 12 months from the balance sheet date. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.
Currency and exchange rate risk
The international shipping industry’s functional currency is the U.S. Dollar. Virtually all of our revenues and most of our operating costs are in U.S. Dollars. We incur certain operating expenses in currencies other than the U.S. Dollar, and the foreign exchange risk associated with these operating expenses is immaterial.
Recent accounting pronouncements
On February 25, 2016 the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, “Leases”, which is intended to improve financial reporting about leasing transactions. The ASU affects all companies that lease assets. The ASU will require organizations that lease assets, or lessees, to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with terms of more than twelve months. The accounting by organizations that own the assets leased by the lessee, the lessor, will remain largely unchanged from current U.S. GAAP. The ASU will also require additional quantitative and qualitative disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years and interim periods beginning after December 15, 2018 although early adoption is permitted. The ASU requires reporting organizations to take a modified retrospective transition approach. The Company is currently in the process of evaluating the impact of adoption of the ASU on its consolidated financial statements.
In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs”,  which changes the presentation of debt issuance costs in financial statements. ASU 2015-03 requires an entity to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. It is effective for annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The new guidance will be applied retrospectively to each prior period presented. The Company is currently in the process of evaluating the impact of adoption of the ASU on its Consolidated Balance Sheet.
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern”. ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. ASU 2014-15 is applicable to all entities and is effective for annual reporting periods ending after December 15, 2016 and for annual and interim reporting periods thereafter. Early application is permitted. The Company is currently in the process of evaluating the impact of adoption of the ASU on its consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This Update defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP.ASU 2014-09 was originally going to be effective January 1, 2017; however, the FASB recently issued ASU 2015-14, which deferred the effective date of ASU 2014-09 by one year to January 1, 2018. The Company is currently evaluating the potential impact of ASU 2014-09 on its consolidated financial statements.